Loans (Schedule of Movement in Liabilities Deriving from Financing Activities) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	[1]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2018	€ 106,515
Changes from financing cash flows
Proceeds from issue of convertible debentures		€ 31,175
Payment of Debentures	(4,668)	(4,842)	€ (4,954)
Receipt of loans	34,745
Repayment of loans	(13,593)
Accrued interest	180
Payment of finance lease liability	(4,226)
Transaction costs related to borrowings	1,062
Total net financing cash flows	120,015
Effect of changes in foreign exchange rates	(2,580)
Balance as at December 31, 2018	117,435	106,515
Loans and borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2018	44,864
Changes from financing cash flows
Payment of Debentures
Receipt of loans	34,745
Repayment of loans	(13,593)
Accrued interest	180
Payment of finance lease liability
Transaction costs related to borrowings	606
Total net financing cash flows	66,802
Effect of changes in foreign exchange rates	(710)
Balance as at December 31, 2018	66,092	44,864
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2018	57,631
Changes from financing cash flows
Payment of Debentures	(4,668)
Receipt of loans
Repayment of loans
Accrued interest
Payment of finance lease liability
Transaction costs related to borrowings	250
Total net financing cash flows	53,213
Effect of changes in foreign exchange rates	(1,870)
Balance as at December 31, 2018	51,343	57,631
Finance lease liability [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2018	4,020
Changes from financing cash flows
Payment of Debentures
Receipt of loans
Repayment of loans
Accrued interest
Payment of finance lease liability	(4,226)
Transaction costs related to borrowings	206
Total net financing cash flows
Effect of changes in foreign exchange rates
Balance as at December 31, 2018		€ 4,020

[1]	Please refer to Note 2C for functional and presentation currency.